Segment Information (Details) - Schedule of Reportable Segments and Corporate - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, Net	$ 67,573	$ 239,423	$ 337,440
Prepaid expenses and other current assets	368,231	128,547
Deposits and other assets	874,517	797,231	718,951
Intangible assets	191,253	230,084
Goodwill	46,460	76,585
Inventory	170,385	374,845
All other assets	2,210,418	2,973,034
Total Assets	3,928,837	4,819,749
Accounts payable and accrued liabilities	12,598,276	7,565,720
Notes payable and convertible notes, net of debt discount and issuance costs	7,801,046	1,683,694
Deferred revenue	321,763	299,409	$ 234,159
All other Liabilities	2,253,794	7,774,125
Total Liabilities	22,974,879	17,322,948
Creatd Labs [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, Net	31,310
Prepaid expenses and other current assets		23,712
Deposits and other assets		629,955
Intangible assets
Goodwill		30,125
Inventory	16,374
All other assets
Total Assets	47,684	683,792
Accounts payable and accrued liabilities	652,394	8,495
Notes payable and convertible notes, net of debt discount and issuance costs	516,139	130,615
Deferred revenue	321,763	275,017
All other Liabilities
Total Liabilities	1,490,295	414,127
Creatd Ventures [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, Net	9,630	11,217
Prepaid expenses and other current assets		40,681
Deposits and other assets		2,600
Intangible assets	191,253	207,301
Goodwill	46,460	46,460
Inventory	154,011	374,845
All other assets
Total Assets	401,353	683,104
Accounts payable and accrued liabilities	1,772,273	1,635,298
Notes payable and convertible notes, net of debt discount and issuance costs	82,116	184,160
Deferred revenue
All other Liabilities
Total Liabilities	1,854,390	1,819,458
Creatd Studios [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, Net
Prepaid expenses and other current assets
Deposits and other assets
Intangible assets
Goodwill
Inventory
All other assets
Total Assets
Accounts payable and accrued liabilities	9,000
Notes payable and convertible notes, net of debt discount and issuance costs
Deferred revenue
All other Liabilities
Total Liabilities	9,000
Creatd Partners [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, Net	26,633	228,206
Prepaid expenses and other current assets
Deposits and other assets
Intangible assets
Goodwill
Inventory
All other assets	350
Total Assets	26,983	228,206
Accounts payable and accrued liabilities	445,424	509,931
Notes payable and convertible notes, net of debt discount and issuance costs
Deferred revenue		24,392
All other Liabilities
Total Liabilities	445,424	534,323
Corporate [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Accounts receivable, Net
Prepaid expenses and other current assets	368,231	64,154
Deposits and other assets	874,517	164,676
Intangible assets		22,783
Goodwill
Inventory
All other assets	2,210,068	2,973,034
Total Assets	3,452,816	3,224,647
Accounts payable and accrued liabilities	9,719,177	5,411,996
Notes payable and convertible notes, net of debt discount and issuance costs	7,202,791	1,368,919
Deferred revenue
All other Liabilities	2,253,794	7,774,125
Total Liabilities	$ 19,175,762	$ 14,555,040